Stock Options (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 € / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase	$ 6,557,000
Common stock no par value (in Euros) | € / shares				€ 1
Weighted average exercise price | $ / shares		$ 83.89
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	30,176,000	$ 12,323,000	$ 8,507,000
Compensation expense, deferred tax income	8,232,000	1,857,000	1,384,000
Share-based Compensation	25,691,000	6,583,000	6,307,000
Cash Settled Share Based Payment		11,932,000	5,389,000
Proceeds And Excess Tax Benefit From Share based Compensation	6,427,000	$ 13,451,000	4,056,000
Unrecognized Compensation Costs For Non Vested Options	$ 23,336,000
Board member compensation (Member)
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	1,010,784
Company Management Employees [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	5,056,383
Phantom Stock 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares		607,828
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Cash Settled Share Based Payment	$ 17,167,000
Phantom Stock 2011 Plan [Member] | Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value per share | $ / shares		$ 80.36
Total fair value of granted shares		$ 48,843,000
Phantom Stock 2011 Plan [Member] | Board member compensation (Member)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares		62,516
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	81,019.25
Phantom Stock 2011 Plan [Member] | Company Management Employees [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Units Held | shares	812,970.25
Long Term Incentive Program 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares		3,073,360
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Cash Settled Share Based Payment	$ 21,598,000
Long Term Incentive Program 2011 [Member] | Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value per share | $ / shares		$ 16.57
Total fair value of granted shares		$ 50,923,000
Long Term Incentive Program 2011 [Member] | Board member compensation (Member)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares		502,980
Weighted Average Fair Value per share | $ / shares		$ 80.36
Total fair value of granted shares		$ 48,843,000
NewIncentiveBonusPlan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Share-based Compensation	$ 3,631,693	$ 891,000	$ 1,040,000
2016 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	642,349
2016 LTIP [Member] | Board member compensation (Member)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	79,888
Weighted Average Fair Value per share | $ / shares	$ 80.31
Total fair value of granted shares	$ 51,588,000
2016 LTIP [Member] | Company Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	555,148